SEGMENTED INFORMATION - Geographic (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SEGMENTED INFORMATION
Revenues from Mining Operations	$ 8,285,753	$ 6,626,909
Total non-current assets	27,181,737	26,493,797
Canada
SEGMENTED INFORMATION
Revenues from Mining Operations	6,905,890	5,261,363
Total non-current assets	23,803,520	23,049,670
Australia
SEGMENTED INFORMATION
Revenues from Mining Operations	545,152	552,468
Total non-current assets	1,176,213	1,174,789
Finland
SEGMENTED INFORMATION
Revenues from Mining Operations	523,550	448,719
Total non-current assets	1,431,114	1,471,378
Mexico
SEGMENTED INFORMATION
Revenues from Mining Operations	311,161	364,359
Total non-current assets	747,392	774,154
Sweden
SEGMENTED INFORMATION
Total non-current assets	13,812	14,970
United States
SEGMENTED INFORMATION
Total non-current assets	$ 9,686	$ 8,836